Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting policies, change in estimates and errors [Abstract]
Statement of compliance	Statement of compliance
The Consolidated financial statements of Equinor ASA
and its subsidiaries (Equinor) have been prepared in
accordance with IFRS Accounting Standards as
adopted by the European Union (EU) and with IFRS
Accounting Standards as issued by the International
Accounting Standards Board (IASB), IFRIC®
Interpretations issued by IASB and the additional
requirements of the Norwegian Accounting Act, effective
on 31 December 2025.
Basis of preparation	Basis of preparation
The Consolidated financial statements are prepared on
the historical cost basis with some exceptions where fair
value measurement is applied. These exceptions are
specifically disclosed in the accounting policies sections
in relevant notes. The material accounting policies
described in these Consolidated financial statements
have been applied consistently to all periods presented.
Certain amounts in the comparable years have been
reclassified or re-presented to conform to current year
presentation. Unless otherwise noted, all amounts in the
Consolidated financial statements are denominated in
USD millions. Due to rounding the subtotals and totals
in some of the tables in the notes may not equal the
sum of the amounts shown in the primary financial
statements.
The line items included in Total operating expenses in
the Consolidated statement of income are presented as
a combination of function and nature in conformity with
industry practice. Purchases [net of inventory variation]
and Depreciation, amortisation and net impairments are
presented on separate lines based on their nature,
while Operating expenses and Selling, general and
administrative expenses as well as
Exploration expenses are presented on a functional
basis. Significant expenses such as salaries, pensions,
etc. are presented by their nature in the notes to the
Consolidated financial statements.

Basis of consolidation	Basis of consolidation
The Consolidated financial statements include the
accounts of Equinor ASA and its subsidiaries as well as
Equinor’s interests in joint operations and equity
accounted investments. All intercompany balances and
transactions, including unrealised profits and losses
arising from Equinor's internal transactions, have been
eliminated.
Foreign currency translation	Foreign currency translation
Foreign exchange differences arising on translation of
transactions, assets and liabilities to the functional
currency of individual entities in Equinor are recognised
as foreign exchange gains or losses in the Consolidated
statement of income within Net financial items. Foreign
exchange differences arising from the translation of
estimate-based provisions are generally accounted for
as part of the change in the underlying estimate.
When preparing the Consolidated financial statements,
the financial statements of entities with functional
currencies other than the Group’s presentation currency
(USD) are translated into USD, with the foreign
exchange differences recognised separately in Other
comprehensive income (OCI). The cumulative
translation differences relating to an entity are
reclassified to the Consolidated statement of income
and reflected as a part of the gain or loss upon disposal
of that entity.
Loans from Equinor ASA to subsidiaries and equity
accounted investments with other functional currencies
than the parent company, and where settlement is
neither planned nor likely in the foreseeable future, are
considered part of the parent company’s net investment
in these entities. Foreign exchange differences arising
from these loans are recognised in OCI in the
Consolidated financial statements.
Statement of cash flows	Statement of cash flows
In the statement of cash flows, operating activities are
presented using the indirect method. Income/(loss)
before tax is adjusted for changes in inventories and
operating receivables and payables, the effects of non
cash items such as depreciations, amortisations and
impairments, provisions, unrealised gains and losses
and undistributed profits from associates, and items of
income or expense for which the cash effects are
investing or financing cash flows. Increase/decrease in
financial investments, derivative financial instruments,
and other interest-bearing items are all presented net as
part of Investing activities. This presentation is normally
due to the nature of the transactions which often involve
large amounts,quick turnover, and short
maturities, or consideration of materiality.
Adoption of new IFRS Accounting Standards, amendments to IFRS Accounting Standards and IFRIC Interpretations	Adoption of new IFRS Accounting Standards,
amendments to IFRS Accounting Standards and
IFRIC Interpretations
No new IFRS Accounting Standards, amendments to
IFRS Accounting Standards or IFRIC Interpretations
that became effective and were adopted by Equinor as
of 1 January 2025 have had significant impact on
Equinor’s Consolidated financial statements.
IFRS Accounting Standards, amendments to
IFRS Accounting Standards, and IFRIC
Interpretations issued, but not yet effective:
There are no new IFRS Accounting Standards,
amendments to IFRS Accounting Standards, or IFRIC
Interpretations issued but not yet effective that are
expected to have a material impact on Equinor’s
consolidated financial statements, apart from IFRS 18
Presentation and Disclosure in Financial Statements.
Equinor has not early adopted any IFRS Accounting
Standard, amendments to IFRS Accounting Standards,
or IFRIC Interpretations issued, but not yet effective.
IFRS 18 Presentation and Disclosure in
Financial Statements
In April 2024, the IASB issued IFRS 18, which will
replace IAS 1 effective from 1 January 2027. The new
standard introduces several key new requirements:
•Entities are required to classify all income and
expenses into five categories in the Consolidated
statement of income: operating, investing, financing,
income taxes, and discontinued operations.
•Additionally, entities are required to present a newly-
defined operating profit subtotal.
•Management-defined performance measures
(MPMs) shall be disclosed in a single note to the
financial statements.
•Enhanced guidance for aggregating and
disaggregating information in financial statements.
In addition, entities are required to use the operating
profit subtotal as the starting point for the Consolidated
statement of cash flows when presenting cash flows
provided by operating activities under the indirect
method.
IFRS 18 applies retrospectively and allows for earlier
application if disclosed.
Equinor is currently assessing the impact of IFRS 18 on
our financial statements. While recognition and
measurement of items will remain unchanged, the
presentation in the Consolidated statement of income
will be affected. Among other impacts, net income/(loss)
from equity accounted companies, as well gains/
(losses) on disposal of interests in such companies, will
be excluded from the new operating profit subtotal and
classified in the investing category. Foreign currency
exchange gains/(losses) not related to the financing
category will be reclassified into the operating and
investing categories. Interest income and other financial
income, and gains/(losses) on financial investments will
be classified in the investing category.
The cash flow statement will also be affected. The new
operating profit subtotal will be the starting point for the
Consolidated statement of cash flows. Interest paid will
be reclassified from cash flows provided by operating
activities to cash flows provided by/(used in) financing
activities. Interest received and dividends received will
be included in cash flows provided by/(used in)
investing activities.
Equinor does not intend to early adopt IFRS 18. Upon
adoption, Equinor will retrospectively apply the new
presentation and disclosure requirements and provide
the required reconciliation between the previous and
new income statement for the comparative period.
Equinor will ensure full compliance by the effective date,
including restating comparative information and
preparing for new disclosures.
Change in accounting policy
With effect from 2025, Equinor has changed the
classification of cash collaterals for commodity
derivative transactions in the Consolidated balance
sheet from Cash and cash equivalents to Prepayments
and financial receivables (current), with no impact on
Total current assets. These collateral deposits are
related to certain requirements set out by exchanges
where Equinor is participating and have previously been
referred to as restricted cash and cash equivalents. The
reclassification is intended to better reflect the nature
and purpose of the collateral deposits and to provide
more relevant information to stakeholders.
The change also affects the presentation in the
Consolidated statement of cash flows. With effect from
2025, the cash flows related to these collateral deposits
are included within Cash flows provided by operating
activities on a new line-item named Cash collaterals for
commodity derivative transactions.

Consolidated balance sheet	At 31 December 2024		At 31 December 2023/ 1 January 2024
(in USD million)	As reported	Restated	As reported	Restated
Cash and cash equivalents	8,120	5,903	9,641	8,070
Prepayments and financial receivables	3,867	6,084	3,729	5,300
Sum	11,987	11,987	13,370	13,370

Consolidated Statement of Cash Flows	Full year 2024		Full year 2023
(in USD million)	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	(645)	—	4,556
Cash flow provided by operating activities before taxes paid and working capital items	38,483	37,838	48,016	52,572
Cash flows provided by operating activities	20,110	19,465	24,701	29,257
Cash and cash equivalents at the beginning of the period (net of overdraft)	9,641	8,070	15,579	9,451
Cash and cash equivalents at the end of the period (net of overdraft)	8,120	5,903	9,641	8,070
The change has been retrospectively applied to
comparative periods for consistency and comparability.
Restated comparative figures are presented in the
tables below.

Accounting judgement and key sources of estimation uncertainty	Accounting judgement and key sources of
estimation uncertainty
The preparation of the Consolidated financial
statements requires management to make
accounting judgements, estimates and assumptions.
Information about judgements made in applying the
accounting policies that have the most significant
effects on the amounts recognised in the
Consolidated financial statements is described in the
following notes:
Note 6 – Acquisitions and disposals
Note 7 – Total revenues and other income
Note 15 - Joint arrangements and associates
Note 25 – Leases
Estimates used in the preparation of these
Consolidated financial statements are prepared
based on customised models. The assumptions
applied in these estimates are derived from historical
experience, external sources of information and
various other factors that management assesses to
be reasonable under the current conditions and
circumstances. These estimates and assumptions
form the basis of making the judgements about
carrying values of assets and liabilities when these
are not readily apparent from other sources. Actual
results may differ from these estimates. The
estimates and underlying assumptions are
continuously reviewed, taking into account the
current and expected future set of conditions.
Equinor is exposed to several underlying economic
factors affecting the overall results, such as
commodity prices, foreign currency exchange rates,
market risk premiums and interest rates as well as
financial instruments with fair values derived from
changes in these factors. The effects of the initiatives
to limit climate changes and the transition to a lower
carbon economy are relevant to several of these
economic assumptions. In addition, Equinor's results
are influenced by the level of production, which in the
short term may be impacted by, for instance,
maintenance programmes, among other factors. In
the long-term, the results are impacted by the
success of exploration, field developments, operating
activities, and progress within renewables and low
carbon solutions.
The most important matters in understanding the key
sources of estimation uncertainty are described in
each of the following notes:
Note 3 – Climate change and energy transition
Note 11 – Income taxes
Note 12 – Property, plant and equipment
Note 13 – Intangible assets
Note 14 – Impairments
Note 23 – Provisions and other liabilities
Note 26 – Other commitments, contingent liabilities
and contingent assets

Segments	Equinor’s operations are organised into business areas and followed up through operating segments in order to effectively manage and execute our strategy, including the ability to measure the progress of the business against its strategic goals. The operating segments are defined based on the components of Equinor that undergo regular review by the chief operating decision maker, Equinor's Chief Executive Officer (CEO). The following reportable segments correspond to the operating segments: Exploration & Production Norway (E&P Norway), Exploration &
Production International (E&P International), Exploration & Production USA (E&P USA), Marketing, Midstream &
Processing (MMP) and Renewables (REN). Based on materiality considerations, the remaining business areas
Projects, Drilling & Procurement (PDP), Technology, Digital & Innovation (TDI) as well as Corporate staff and functions, are aggregated into the reportable segment Other. The majority of the costs in PDP and TDI is allocated to the three Exploration & Production segments, MMP and REN.
The accounting policies of the reporting segments are consistent with those described in these Consolidated financial statements, except for the following: movements related to changes in asset retirement obligations are excluded from the line-item Additions to PP&E, intangibles and Equity accounted investments, and provisions for onerous contracts reflect only obligations towards group external parties. The measurement basis of segment profit is net operating income/(loss). Deferred tax assets, pension assets, non-current financial assets, total current assets and total liabilities are not allocated to the segments. Transactions between the segments, mainly from the sale of crude oil, gas, and related products, are performed at defined internal prices which have been derived from market prices. The transactions are eliminated upon consolidation.

Business combinations and divestments	Business combinations and divestments
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition method when control is transferred to the Group. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses. The total consideration transferred includes contingent consideration at fair value and changes in fair value resulting from events after the acquisition date are recognised in the Consolidated statement of income under Other income.
When Equinor loses control over a subsidiary, the assets and liabilities of the subsidiary are derecognised together with related Non-controlling interests (NCI) and other components of equity. Any retained interest in the former subsidiary is measured at fair value at the time control is lost, and resulting gain or loss is recognised in the
Consolidated statement of income under Other income or Operating expenses, accordingly. Partial divestments are addressed in detail in the accounting judgement section below.
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of previously recognised tax liabilities related to the assets in question and is fully recognised in Other income in the
Consolidated statement of income.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination or an asset acquisition requires judgement on a case-by-case basis. The conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of oil and gas exploration and evaluation licences where a development decision has not yet been made have generally been accounted for as asset purchases.
Conversely, acquisition of producing assets have generally been accounted for as business acquisitions
Assets classified as held for sale	Assets classified as held for sale
Non-current assets or disposal groups are classified separately as held for sale in the Consolidated balance sheet if it is highly probable that they will be recovered primarily through sale rather than through continuing use. This condition is met when such assets or disposal groups are available for immediate sale in their present condition,
Equinor’s management is committed to the sale, and the sale is expected to be completed within one year from the date of classification as held for sale. In Equinor, these requirements are normally met when management has approved a negotiated letter of intent with the counterparties. Liabilities directly associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified separately.
Accounting judgement regarding partial
divestments
The accounting policy for partial divestments of
subsidiaries is based on careful consideration of
the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28
Investments in Associates and Joint Ventures. The
assessment requires judgement on a case-by-case
basis, considering the substance of the
transactions and the nature of the retained interest.
In evaluating the IFRS Accounting Standards’
requirements, Equinor notes considerations related
to several relevant and similar issues that are under
review by the IASB.
As a general policy, when Equinor loses control
over a subsidiary that does not constitute a
business, Equinor recognises only the gain or loss
attributable to the divested portion. When the
subsidiary constitutes a business, Equinor
recognises the full gain or loss. Since IFRS does
not explicitly address the accounting for partial
disposals of subsidiaries that do not constitute a
business, the policy is considered to provide more
relevant and reliable information by reflecting the
economic substance of transactions. This approach
is applied consistently across similar transactions
and will be reassessed in light of any future IASB
developments.

Revenue recognition	Revenue recognition
Equinor presents Revenue from contracts with
customers and Other revenue as a single caption,
Revenues, in the Consolidated statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas,
petroleum products, power and other merchandise is
recognised when a customer obtains control of those
products, which for tangible products normally is
when title passes at point of delivery, based on the
contractual terms of the agreements. Each such sale
normally represents a single performance obligation.
In the case of natural gas as well as power, which is
delivered on a continuous basis through pipelines and
grid, sales are completed over time in line with the
delivery of the actual physical quantities.
Sales and purchases of physical commodity and
power volumes are presented on a gross basis as
Revenues from contracts with customers and
Purchases [net of inventory variation] respectively in
the Consolidated statement of income. When the
contracts are deemed financial instruments or part of
Equinor’s trading activities, they are settled and
presented on a net basis as Other revenue.
Reference is made to note 28 Financial instruments
and fair value measurement for a description of
accounting policies regarding derivatives. Sales of
Equinor’s own produced oil and gas volumes are
always reflected gross as Revenue from contracts with
customers.
Revenues from the production of oil and gas in which
Equinor shares an interest with other companies are
recognised on the basis of volumes lifted and sold to
customers during the period (the sales method). Where
Equinor has lifted and sold more than the ownership
interest, an accrual is recognised for the cost of the
overlift. Where Equinor has lifted and sold less than the
ownership interest, costs are deferred for the underlift.
Other revenue
Items that represent a form of revenue, or are related to
revenue from contracts with customers, are presented
as other revenue if they do not meet the criteria for
classification as revenue from contracts with customers.
These other revenue items include taxes paid in-kind
under certain production sharing agreements (PSAs)
and the net impact of commodity trading and
commodity-based derivative instruments related to
sales contracts or revenue-related risk management.
Transactions with the Norwegian state
Equinor markets and sells the Norwegian state's share
of oil and gas production from the Norwegian
continental shelf (NCS). The Norwegian state's
participation in petroleum activities is organised through
the Norwegian State’s Direct Financial Interests (SDFI).
Purchases and sales of the SDFI's share of crude oil
and natural gas liquids (NGL) production, as well as the
majority of the SDFI’s share of liquefied natural gas
(LNG) production, are presented as purchases [net of
inventory variation] and revenues from contracts with
customers, respectively.
Equinor sells, in its own name, but for the SDFI’s
account and risk, the SDFI’s share of natural gas
volumes. These sales and related expenditures
refunded by the SDFI are presented net in the
Consolidated financial statements. However, if such
sales are made in the name of Equinor’s subsidiaries,
the related balance sheet items are reflected gross in
the Consolidated balance sheet.
Accounting judgement related to transactions with the
Norwegian state
Whether to account for the transactions gross or net
involves the use of significant accounting judgement. In
making the judgement, Equinor has considered whether
it controls the SDFI's share of the volumes prior to
onwards sales to third party customers, taking into
account the pricing mechanisms and the flow of benefits
to Equinor and the SDFI. The assessment is also
impacted by the geographical area in which the sale
takes place.
With regard to the sales of crude oil, natural gas
liquids (NGL), and a major part of liquefied natural
gas (LNG), Equinor directs the use of the volumes
and, although certain benefits from the sales
subsequently flow to the SDFI, Equinor purchases
the volumes from the SDFI and obtains substantially
all the remaining benefits. On this basis, Equinor has
concluded that it acts as principal in these sales.
Regarding sales of natural gas, Equinor has
concluded that control of the volumes does not
transfer from the SDFI to Equinor. Although Equinor
has been granted the ability to direct the use of the
volumes, all the benefits from the sales of these
volumes flow to the SDFI. On this basis, Equinor is
not considered the principal in these sales.
Reference is made to note 27 Related parties for more
details regarding transactions performed between
Equinor and SDFI.
Income tax	Income tax
Income tax in the Consolidated statement of income
comprises current income tax and effects of changes
in deferred tax positions. Income tax is recognised in
the Consolidated statement of income except when it
relates to items recognised in other comprehensive
income (OCI).
Current tax consists of the expected tax payable for
the year and any adjustment to tax payable for
previous years. Uncertain tax positions and potential
tax exposures are analysed individually. The
outcomes of tax disputes are mostly binary in nature,
and in each case the most likely amount for probable
liabilities to be paid (including penalties) or assets to
be received (disputed tax positions for which
payment has already been made) is recognised
within Current tax or Deferred tax as appropriate.
Deferred tax assets and liabilities are recognised for
the future tax consequences attributable to
differences between the carrying amounts of existing
assets and liabilities and their respective tax bases,
and on unused tax losses and credits carried
forward, subject to the initial recognition exemption. A
deferred tax asset is recognised only to the extent
that it is probable that future taxable income will be
available against which the asset can be utilised. For
a deferred tax asset to be recognised based on
future taxable income,
convincing evidence is required, considering the
existence of contracts, production of oil or gas in the
future based on volumes of expected reserves,
observable prices in active markets, expected volatility
of trading profits, expected foreign currency rate
movements and similar facts and circumstances.
When an asset retirement obligation or a lease contract
is initially reflected in the accounts, a deferred tax
liability and a corresponding deferred tax asset are
recognised simultaneously and accounted for in line
with other deferred tax items.
Estimation uncertainty regarding income tax
Equinor incurs significant amounts of income taxes
payable to various jurisdictions and may recognise
significant changes to deferred tax assets and deferred
tax liabilities. There may be uncertainties related to
interpretations of applicable tax laws and regulations
regarding amounts in Equinor’s tax returns, which are
filed in a number of tax regimes. For cases of uncertain
tax treatments, it may take several years to complete
the discussions with relevant tax authorities or to reach
resolutions of the appropriate tax positions through
litigation.
The carrying values of income tax related assets and
liabilities are based on Equinor's interpretations of
applicable laws, regulations and relevant court
decisions. The quality of these estimates, including
the most likely outcomes of uncertain tax treatments,
is dependent upon
proper application of at times very complex sets of
rules, the recognition of changes in applicable rules
and, in the case of deferred tax assets,
management's ability to project future earnings from
activities that may apply loss carry forward positions
against future income taxes. Climate-related matters
and the transition to carbon-neutral energy-
consumption globally have increased the uncertainty
in determining key business assumptions used to
assess the recoverability of deferred tax assets
through sufficient future taxable income before tax
losses expire.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment is measured at cost, less accumulated depreciation and impairment. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of an asset retirement obligation, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs. Contingent consideration included in the acquisition of an asset or group of similar assets is initially measured at its fair value, with later changes in fair value other than due to the passage of time reflected in the book value of the asset or group of assets, unless the asset is impaired. Property, plant and equipment include costs relating to expenditures incurred under the terms of production sharing agreements (PSAs)
in certain countries, and which qualify for recognition as assets of Equinor. State- owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.
Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and overhaul costs. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.
Capitalised exploration and evaluation expenditures, development expenditure on the construction, installation or completion of infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-
dedicated transport systems for oil and gas are capitalised as Producing oil and gas properties within Property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the unit of production method (UoP) based on proved reserves expected to be recovered from the area during the concession or contract period. Depreciation of production wells uses the UoP method based on proved developed reserves, and capitalised acquisition costs of proved properties are depreciated using the UoP method based on total proved reserves. In the rare circumstances where the use of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future economic benefits are expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and transport systems used by several fields is calculated on the basis of their estimated useful lives, normally using the straight-line method. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets,
Equinor has established separate depreciation categories which as a minimum distinguish between platforms, pipelines and wells.
The estimated useful lives of property, plant and
equipment are reviewed on an annual basis, and
changes in useful lives are accounted for prospectively.
An item of property, plant and equipment is
derecognised upon disposal. Any gain or loss arising on
derecognition of the asset is included in Other income
or Operating expenses, respectively, in the period the
item is derecognised.
Monetary or non-monetary grants from governments,
when related to property, plant and equipment and
considered reasonably certain, are recognised in the
Consolidated balance sheet as a deduction to the
carrying value of the asset and subsequently
recognised in the Consolidated statement of income
over the life of the depreciable asset as a reduced
depreciation expense.
Estimation uncertainty regarding determining oil and gas
reserves
Reserves quantities are, by definition, discovered,
remaining, recoverable and economic. Recoverable oil
and gas quantities are always uncertain. Estimating
reserves is complex and based on a high degree of
professional judgement involving geological and
engineering assessments of in-place hydrocarbon
volumes, the production, historical recovery and
processing yield factors and installed plant operating
capacity. The reliability of these estimates depends on
both the quality and availability of the technical and
economic data and the efficiency of extracting and
processing the hydrocarbons.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying
amounts of oil and gas producing assets, as changes in
the proved reserves, will impact the unit of production
rates used for depreciation and amortisation. Proved oil
and gas reserves are those quantities of oil and gas,
which, by analysis of geoscience and engineering data,
can be estimated with reasonable certainty to be
economically producible from a given date forward, from
known reservoirs, and under existing economic
conditions, operating methods, and government
regulations. Unless evidence indicates that renewal is
reasonably certain, estimates of proved reserves only
reflect the period before the contracts providing the right
to operate expire. For future development projects,
proved reserves estimates are included only where
there is a significant commitment to project funding and
execution and when relevant governmental and
regulatory approvals have been secured or are
reasonably certain to be secured.
Proved reserves are divided into proved developed and
proved undeveloped reserves. Proved developed
reserves are to be recovered through existing wells with
existing equipment and operating methods, or where
the cost of the required equipment is relatively minor
compared to the cost of a new well. Proved
undeveloped reserves are to be recovered from new
wells on undrilled acreage, or from existing wells where
a relatively major capital expenditure is required.
Undrilled well locations can be classified as having
proved undeveloped reserves if a development plan is
in place indicating that they are scheduled to be drilled
within five years unless specific circumstances justify a
longer time horizon. Specific circumstances are for
instance fields which have large up-front investments in
offshore infrastructure, such as many fields on the NCS,
where drilling of wells is scheduled to continue for much
longer than five years. For unconventional reservoirs
where continued drilling of new wells is a major part of
the investments, such as the US onshore assets, the
proved reserves are always limited to proved well
locations scheduled to be drilled within five years.
Proved oil and gas reserves have been estimated by
internal qualified professionals based on industry
standards and are governed by the oil and gas rules
and disclosure requirements in the U.S. Securities and
Exchange Commission (SEC) regulations S-K and S-X,
and the Financial Accounting Standards Board (FASB)
requirements for supplemental oil and gas disclosures.
The estimates have been based on a 12-month average
product price and on existing economic conditions and
operating methods as required, and recovery of the
estimated quantities have a high degree of certainty (at
least a 90%
probability). An independent third party has evaluated
Equinor's proved reserves estimates, and the results of
this evaluation do not differ materially from Equinor's
estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves may
materially impact the amounts of asset retirement
obligations, as a consequence of timing of the removal
activities. It will also impact value-in-use calculations for oil and gas assets, possibly affecting impairment testing
and the recognition of deferred tax assets. Expected oil
and gas reserves are the estimated remaining,
commercially recoverable quantities, based on Equinor's
judgement of future economic conditions, from projects
in operation or decided for development. As per
Equinor’s internal guidelines, expected reserves are
defined as the ‘forward looking mean reserves’ when
based on a stochastic prediction approach. In some
cases, a deterministic prediction method is used, in
which case the expected reserves are the deterministic
base case or best estimate. Expected reserves are
therefore typically larger than proved reserves as
defined by the SEC, which are high confidence
estimates with at least a 90% probability of recovery
when a probabilistic approach is used. Expected oil and
gas reserves have been estimated by internal qualified
professionals based on industry standards and classified
in accordance with the Norwegian resource
classification system issued by the Norwegian Offshore
Directorate.

Research and development	Research and development
Equinor undertakes research and development both on
a funded basis for licence holders and on an unfunded
basis for projects at its own risk, developing innovative
technologies to create opportunities and enhance the
value of current and future assets. Expenses relate both
to in-house resources and the use of
suppliers.Equinor's own share of the licence holders'
funding and the total costs of the unfunded projects are
considered for capitalisation under the applicable IFRS
Accounting Standard requirements. Subsequent to
initial recognition, any capitalised development costs
are accounted for in the same manner as Property,
plant and equipment. Costs not qualifying for
capitalisation are expensed as incurred, see note 9
Auditor’s remuneration and Research and development
expenditures for more details.

Intangible assets including goodwill	Intangible assets including goodwill
Intangible assets are measured at cost, less
accumulated amortisation and impairment. Intangible
assets include acquisition cost for oil and gas
prospects, expenditures on the exploration for and
evaluation of oil and natural gas resources, goodwill,
and other intangible assets. Intangible assets relating to
expenditures on the exploration for and evaluation of oil
and natural gas resources are not amortised. When the
decision to develop a particular area is made, related
intangible exploration and evaluation assets are
reclassified to Property, plant and equipment.
Goodwill acquired in a business combination is
allocated to each cash generating unit (CGU), or group
of units, expected to benefit from the combination’s
synergies. Following initial recognition, goodwill is
measured at cost less any accumulated impairment. In
acquisitions made on a post-tax basis according to the
rules on the NCS, a provision for deferred tax is
reflected in the accounts based on the difference
between the acquisition cost and the tax depreciation
basis transferred from the seller. The offsetting entry to
such deferred tax amounts is reflected as goodwill,
which is allocated to the CGU or group of CGUs on
whose tax depreciation basis the deferred tax has been
computed.
Other intangible assets with a finite useful life, are
depreciated over their useful life using the straight- line
method.

Oil and gas exploration, evaluation and development expenditures	Oil and gas exploration, evaluation and
development expenditures
Equinor uses the successful efforts method of
accounting for oil and gas exploration costs.
Expenditures to acquire mineral interests in oil and gas
properties, including signature bonuses, expenditures to
drill and equip exploratory wells and evaluation
expenditures are capitalised within Intangible assets as
Exploration expenditures and Acquisition costs - oil and
gas prospects. Geological and geophysical costs and
other exploration and evaluation expenditures are
expensed as incurred.
Exploration wells that discover potentially economic
quantities of oil and natural gas remain capitalised as
intangible assets during the evaluation phase of the
discovery. This evaluation is normally finalised within
one year after well completion. If, following the
evaluation, the exploratory well has not found potentially
commercial quantities of hydrocarbons, the previously
capitalised costs are evaluated for derecognition or
tested for impairment. Any derecognition or impairment
is classified as Exploration expenses in the
Consolidated statement of income.
Capitalised exploration and evaluation expenditures
related to offshore wells that find hydrocarbon
resources, are transferred to Property, plant and
equipment at the time of sanctioning of the development
project. The timing from evaluation of a discovery until a
project is sanctioned could take several years
depending on the location and maturity,
including existing infrastructure, of the area of
discovery, whether a host government agreement is in
place, the complexity of the project and the financial
robustness of the project. For onshore wells where no
sanction is required, the transfer to Property, plant and
equipment occurs at the time when a well is ready for
production.
For exploration and evaluation asset acquisitions (farm-
in arrangements) in which Equinor has decided to fund
a portion of the selling partner's exploration and/or
future development expenditures (carried interests),
these expenditures are reflected in the Consolidated
financial statements as and when the exploration and
development work progresses.
Equinor reflects exploration and evaluation asset
disposals (farm-out arrangements) on a historical cost
basis with no gain or loss recognition. Consideration
from the sale of an undeveloped part of an asset
reduces the carrying amount of the asset. If the
consideration exceeds the carrying amount of the asset,
the excess amount is reflected in the Consolidated
statement of income under
Other income. Equal-valued exchanges (swaps) of
exploration and evaluation assets with only immaterial
cash considerations are accounted for at the carrying
amounts of the assets given up with no gain or loss
recognition.
Estimation uncertainty regarding exploration activities
Exploratory wells that have found hydrocarbon
resources, but where classification of those resources
as reserves depends on whether a major capital
expenditure can be justified, will remain capitalised
during the evaluation phase for the findings on the
exploration wells. Thereafter it will be considered a
trigger for impairment evaluation of the well if no
development decision is planned for the near future,
and there moreover are no concrete plans for future
drilling in the licence. Judgements as to whether these
expenditures should remain capitalised, be
derecognised or impaired in the period may materially
affect the carrying values of these assets and
consequently, the operating income for the period
Impairment of property, plant and equipment, right-of-use assets, intangible assets including goodwill and equity accounted investments	Impairment of property, plant and equipment,
right-of-use assets, intangible assets including
goodwill and equity accounted investments
Equinor assesses individual assets or groups of
assets for impairment when events or changes in
circumstances indicate that the carrying value may
not be recoverable. Assets are grouped into cash
generating units (CGUs), typically individual oil and
gas fields, plants, or equity accounted investments.
Each unconventional asset play is considered a
single CGU when no cash inflows from parts of the
play can be readily identified as being largely
independent of the cash inflows from other parts of
the play. In impairment assessments, the carrying
amounts of CGUs are determined on a basis
consistent with that of the recoverable amount.
Properties that are not yet classified as reserves are
assessed for impairment when facts and
circumstances suggest that the carrying amount of
the asset or CGU to which the unproved properties
belong may exceed its recoverable amount, and at
least once a year. Exploratory wells that have found
hydrocarbon resources, but where classification of
those resources as reserves depends on whether
major capital expenditure can be justified or where
the economic viability of that major capital
expenditure depends on the successful completion of
further exploration work, will remain capitalised during
the evaluation phase for the exploratory finds. If,
following evaluation, an
exploratory well has not found hydrocarbon
resources, the previously capitalised costs are tested
for impairment. After the initial evaluation phase for a
well, it will be considered a trigger for impairment
testing of a well if no development decision is
planned for the near future and there is no firm plan
for future drilling in the licence.
Goodwill is reviewed for impairment annually or more
frequently if events or changes in circumstances
indicate that the carrying value might be impaired.
Impairment is determined by assessing the
recoverable amount of the CGU, or group of units, to
which the goodwill relates. When conducting
impairment testing of goodwill initially recognised as
an offsetting item to the computed deferred tax
provision in a post-tax transaction on the NCS, the
remaining amount of the deferred tax provision will
factor into the impairment valuation.
Impairment and reversals of impairment are
presented in the Consolidated statement of income
as either Exploration expenses or Depreciation,
amortisation and net impairment losses. This
classification depends on the nature of the impaired
assets, whether they are as exploration assets
(intangible exploration assets) or development and
producing assets (property, plant and equipment and
other intangible assets), respectively.
Measurement
The recoverable amount applied in Equinor’s
impairment assessments is normally estimated value in
use. Equinor may also apply the assets’ fair value less
cost of disposal as the recoverable amount when such
a value is available, reasonably reliable, and based on a
recent and comparable transactions.
Value in use is determined using a discounted cash flow
model. The estimated future cash flows are based on
Equinor’s most recently approved forecasts by
management, which are based on reasonable and
supportable assumptions and represent management’s
best estimates of the range of economic conditions that
will exist over the remaining useful life of the assets.
Assumptions and economic conditions in establishing
the forecasts are reviewed by management on a regular
basis and updated at least annually. For assets and
CGUs with an expected useful life or timeline for
production of expected oil and natural gas reserves
extending beyond five years, including planned onshore
production from shale assets with a long development
and production horizon, the forecasts reflect expected
production volumes, and the related cash flows include
project or asset specific estimates reflecting the relevant
period. Such estimates are established based on
Equinor's principles and assumptions and are
consistently applied.
The estimated future cash flows are adjusted for risks
specific to the asset or CGU and discounted using a
real post-tax discount rate based on Equinor's post-tax
weighted average cost of capital (WACC). Country risk
specific to a project is included as a monetary
adjustment to the projects’ cashflow. Equinor considers
country risk primarily as an unsystematic risk. The cash
flow is adjusted for risk that influences the expected
cash flow of a project and which is not part of the
project itself. The use of post-tax discount rates in
determining value in use does not result in a materially
different determination of the need for, or the amount of,
impairment that would be required if pre-tax discount
rates had been used.
Impairment reversals
A previously recognised impairment is reversed only if
there has been a change in the estimates used to
determine the asset’s recoverable amount. Impairments
of goodwill are not reversed in future periods.
Estimation uncertainty regarding impairment Evaluating
whether an asset is impaired or if an impairment should
be reversed requires a high degree of judgement and
may largely depend on the selection of key assumptions
about future conditions. In Equinor's business context,
judgement is necessary
in determining what constitutes a CGU. Development in
production, infrastructure solutions, markets, product
pricing, management actions and other factors may
over time lead to changes in CGUs such as splitting one
original CGU into multiple CGUs.
The key assumptions used are subject to change due to
the inherently volatile nature of macro- economic factors
such as future commodity prices and discount rates, as
well as uncertainty in asset specific factors like reserve
estimates and operational decisions impacting the
production profile or activity levels. Fluctuations in
foreign currency exchange rates will also affect value in
use, especially for assets on the NCS, where the
functional currency is NOK. When estimating the
recoverable amount, the expected cash flow approach
is applied to reflect uncertainties in timing and amounts
inherent in the assumptions used in the estimated future
cash flows. For example, climate-related matters (see
also Note 3 Climate change and energy transition) are
expected to have a pervasive impact on the energy
industry, affecting not only supply, demand and
commodity prices, but also technology changes,
increased emission-related levies, and other matters
with mainly mid-term and long-term effects. These
effects have been factored into the price assumptions
used for estimating future cash flows through
probability-weighted scenario analyses.
Estimating future cash flows involves complexity, as it
requires considering assumptions from Equinor’s,
market participants’ and other external sources’
assumptions about the future and discounting them to
present value. In order to establish relevant future cash
flows, impairment testing requires long-term
assumptions to be made concerning a number of
economic factors such as future market prices, refinery
margins, foreign currency exchange rates, future output,
discount rates, impact of the timing of tax incentive
regulations, and political and country risk among others.
These long-term assumptions for major economic
factors are made at a group level, and involve a high
degree of reasoned judgement. This judgement is also
required, in determining other relevant factors such as
forward price curves, in estimating production outputs,
and in determining the ultimate terminal value of an
asset
Joint operations and similar arrangements, joint ventures and associates	Joint operations and similar arrangements, joint
ventures and associates
A joint arrangement is a contractual arrangement
whereby Equinor and other parties undertake an
activity subject to joint control, i.e. when decisions
about the relevant activities require the unanimous
consent of the parties sharing control. Such joint
arrangements are classified as either joint operations
or joint ventures. In determining the appropriate
classification, Equinor considers the the substance of
the arrangements and whether the parties involved
have rights to substantially all the arrangement's
assets and obligations for the liabilities, or whether
the parties involved have rights to the net assets of
the arrangement. Equinor accounts for its share of
assets, liabilities, revenues and expenses in joint
operations in accordance with the principles
applicable to those particular assets, liabilities,
revenues and expenses.
Those of Equinor's exploration and production
licence activities that are within the scope of IFRS 11
Joint Arrangements have been classified as joint
operations. A considerable number of Equinor's
unincorporated joint exploration and production
activities are conducted through arrangements that
are not jointly controlled, either because unanimous
consent is not required among all parties involved, or
no single group of parties has joint control over the
activity. Licence activities where control can be
achieved through agreement between more than one
combination of involved parties are considered to be
outside the scope of IFRS 11, and these activities
are accounted for on a pro-rata basis using Equinor's
ownership share. Currently, Equinor uses IFRS 11 by
analogy for all such unincorporated licence
arrangements whether these are in scope of IFRS 11
or not
Reference is made to note 5 Segments for financial
information related to Equinor’s participation in joint
operations within upstream activities.
Joint ventures, in which Equinor has rights to the net
assets currently include the majority of Equinor’s
investments in the Renewables (REN) operating and
reporting segment. Equinor’s participation in joint
arrangements that are joint ventures and investments in
companies in which Equinor has neither control nor joint
control but has the ability to exercise significant
influence over operating and financial policies, are
classified and accounted for as equity accounted
investments.
Under the equity method, the investment is carried on
the Consolidated balance sheet at cost plus post-
acquisition changes in Equinor’s share of net assets of
the entity, less distributions received and less any
impairment in value of the investment. Equinor also
reflects its share of the investment’s other
comprehensive income (OCI) arisen after the
acquisition. If a dividend distribution from an equity-
accounted investment exceeds its carrying amount, and
Equinor has no obligation to fund the equity accounted
investment, the excess amount is recognised as income
from the equity accounted investments. In subsequent
periods, income from the investee would only be
recognised if it exceeds the dividend already recognised
as income. If Equinor does have an obligation to fund
the equity accounted investment, Equinor recognises a
provision for the excess amount in the balance sheet.
The Consolidated statement of income reflects
Equinor’s share of the results after tax of an equity
accounted entity, adjusted to account for depreciation,
amortisation and any impairment of the equity
accounted entity’s assets based on their fair values at
the date of acquisition. In case of material differences in
accounting policies, adjustments are made in order to
bring the accounts of the equity accounted investment
in line with Equinor’s accounting policies. Net income/
loss from equity accounted investments is presented on
a separate line as part of Total revenues and other
income, as investments in and participation with
significant influence in other companies engaged in
energy-related business activities is considered to be
part of Equinor’s main operating activities.
Acquisition of ownership shares in joint ventures and
other equity accounted investments in which the activity
constitutes a business, are accounted for in accordance
with the requirements applicable to business
combinations. Please refer to note 6 Acquisitions and
disposals for more details on acquisitions.
Equinor as operator of joint operations and similar
arrangements
Indirect operating expenses such as personnel
expenses are accumulated in cost pools. These
costs are allocated on an hours’ incurred basis to
business areas and Equinor-operated joint
operations under IFRS 11 and to similar
arrangements (licences) outside the scope of IFRS
11. Costs allocated to the other partners' share of
operated joint operations and similar arrangements
are reimbursed and only Equinor's share of the
statement of income and balance sheet items related
to Equinor-operated joint operations and similar
arrangements are reflected in the Consolidated
statement of income and the Consolidated balance
sheet.
Accounting judgement regarding classification of
joint arrangements
The classification of a joint arrangement as either a
joint operation or a joint venture requires significant
judgement of the facts and circumstances of the
arrangement. The assessment focuses on the rights
and obligations arising from the contractual terms
and the legal form of the arrangement. Judgement is
particularly required when the arrangement’s output
is provided to the parties and whether the liabilities of
the arrangement are, in substance, settled through
cash flows received from the parties’ purchase of the
output. These factors help determine whether the
parties have rights to the assets and obligations for
the liabilities (joint operation) or rights to the net
assets (joint venture).
Accounting judgement in assessing whether
Equinor has significant influence
Determining whether Equinor has significant
influence over an investee involves judgement,
particularly when ownership is below 20% of the
voting rights. While IAS 28 presumes no significant
influence below this threshold, the presence of
qualitative indicators – such as board representation,
participation in policymaking, material transactions
between the parties, or potential voting rights – may
support a different conclusion.
Equinor evaluates the substance of the relationship,
considering both contractual rights and governance
arrangements. This assessment is made on a case-
by-case basis

Inventories	Inventories
Commodity inventories not held for trading purposes are measured at the lower of cost and net realisable value. The cost of inventories is based on the first-in first-out allocation method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses.
Commodity inventories held for trading purposes are measured at fair value less cost to sell (FVLCS), with subsequent changes in fair value recognised in the Consolidated statement of income as part of Revenues. These inventories are categorised within level 2 of the fair value hierarchy.

Cash and cash equivalents	Accounting policies
Cash and cash equivalents include cash in hand, bank deposits, and short-term highly liquid investments with original maturity of three months or less. These are readily convertible to known amounts of cash and subject to insignificant risk of changes in fair value. Cash and cash equivalent items are mainly accounted for at amortised cost except for money market funds that are accounted for at fair value.

Share buy-back	Share buy-back
Where Equinor has either acquired own shares
under a share buy-back programme or has placed
an irrevocable order with a third party for Equinor
shares to be acquired in the market, such shares
are reflected as a reduction in equity as treasury
shares. The amount exceeding nominal share
capital is recognised as reduction in additional
paid-in capital until nil and thereafter as reduction
in retained earnings. Treasury shares are not
included in the weighted average number of
ordinary shares outstanding in the calculation of
Earnings per share. The remaining outstanding
part of an irrevocable order to acquire shares is
accrued for and classified as Trade and other
payables.

Pensions	Equinor offers pension plans that provide either a
defined benefit upon retirement or a pension based
on defined contributions and returns. A portion of the
contributions are provided for as notional
contributions, for which the liability increases with a
promised notional return, set equal to the actual
return of assets invested through the ordinary
defined contribution plan. For defined benefit plans,
the benefit to be received by employees generally
depends on many factors including length of service,
retirement date and future salary levels.
Equinor's proportionate share of multi-employer
defined benefit plans is recognised as liabilities in the
Consolidated balance sheet as sufficient information
is considered available, and a reliable estimate of the
obligation can be made.
The cost of pension benefit plans is expensed over
the period that the employees render services and
become eligible to receive benefits. The calculation
is performed by an external actuary. Equinor's net
obligation from defined benefit pension plans is
calculated separately for each plan by estimating the
amount of future benefit that employees have earned
in return for their services in the current and prior
periods. That benefit is discounted to determine its
present value, and the fair value of any plan assets is
deducted.
The recognition of a net surplus for the funded plan is
based on the assumption that the net assets represent
a future value for Equinor, either as a possible
distribution to premium fund which can be used for
future funding of new liabilities, or as disbursement of
equity in the pension fund.
Contributions to defined contribution schemes are
recognised in the Consolidated statement of income
as pension costs in the period in which the
contribution amounts are earned by the employees.
Notional contribution plans, reported in the parent
company Equinor ASA, are recognised as Pension
liabilities with the actual value of the notional
contributions and promised return at reporting date.
Notional contributions are recognised in the
Consolidated statement of income as periodic
pension cost, while changes in fair value of the
employees’ notional assets are reflected in the
Consolidated statement of income under Net
financial items.
Periodic pension cost is accumulated in cost pools
and allocated to business areas and Equinor’s
operated joint operations (licences) on an hours’
incurred basis and recognised in the Consolidated
statement of income based on the function of the
cost.

Asset retirement obligations (ARO)	Asset retirement obligations (ARO)
Provisions for asset retirement obligations (ARO) are
recognised when Equinor has an obligation (legal or
constructive) to dismantle and remove a facility or an
item of property, plant and equipment and to restore
the site on which it is located, and when a reliable
estimate of that liability can be made. Normally an
obligation arises for a new facility, such as an oil and
natural gas production or transportation facility, upon
construction or installation. An obligation may also
arise during the period of operation of a facility
through a change in legislation or through a decision
to terminate operations or be based on commitments
associated with Equinor's ongoing use of pipeline
transport systems where removal obligations rest
with the volume shippers.
The amount recognised is the present value of the
estimated future expenditures determined in
accordance with local conditions and requirements.
The cost is estimated based on current regulations
and technology, considering relevant risks and
uncertainties. The discount rate used in the
calculation of the ARO is a market-based risk-free
rate based on the applicable currency (mainly USD)
and time horizon of the underlying cash flows. The
provisions are classified under Provisions in the
Consolidated balance sheet.
When a provision for ARO is recognised, a
corresponding amount is recognised as an increase of
the related asset within property, plant and equipment
and is subsequently depreciated over the useful life of
the asset. Any change in the present value of the
estimated expenditure is reflected as an adjustment to
the provision and the corresponding adjustment to the
carrying value of the property, plant and equipment.
When a decrease in the ARO related to a producing
asset exceeds the carrying amount of the asset, the
excess is recognised as a reduction of Depreciation,
amortisation and net impairment in the Consolidated
statement of income. When an asset has reached the
end of its useful life, all subsequent changes to the ARO
are recognised as they occur in Operating expenses in
the Consolidated statement of income.
Removal provisions associated with Equinor's role as
shipper of volumes through third party transport
systems are expensed as incurred.
Estimation uncertainty regarding asset retirement
obligations
Establishing the appropriate estimates for such
obligations are based on historical knowledge combined
with knowledge of ongoing technological developments,
expectations about future regulatory and technological
development and involve the application of judgement
and an inherent risk of significant adjustments. The
costs of decommissioning
and removal activities require revisions due to changes
in current regulations and technology while considering
relevant risks and uncertainties. Most of the removal
activities are many years into the future, and the
removal technology and costs are constantly changing.
The speed of the transition to renewable energy
sources may also influence the production period,
hence the timing of the removal activities. The
estimates include assumptions of norms, rates and time
required which can vary considerably depending on the
assumed removal complexity. Moreover, changes in the
discount rate and foreign currency exchange rates may
impact the estimates significantly. As a result, the initial recognition of ARO and subsequent adjustments involve
the application of significant judgement.

Leases	Leases
A lease is defined as a contract that conveys the right
to control the use of an identified asset for a period of
time in exchange for consideration. At the date at
which the underlying asset is made available for
Equinor, the present value of future lease payments
(including extension options considered reasonably
certain to be exercised) is recognised as a lease
liability. The present value is calculated using
Equinor’s incremental borrowing rate. A corresponding
right-of-use (RoU) asset is recognised, including lease
payments and direct costs incurred at the
commencement date. Lease payments are reflected
as interest expense and a reduction of lease liabilities.
The RoU assets are depreciated on a systematic
basis, over the shorter of each contract’s term and the
assets’ useful life, and in line with Equinor’s policy for
depreciation of similar or other relevant underlying
assets.
Short-term leases (12 months or less) and leases of
low-value assets are expensed or (if appropriate)
capitalised as incurred, depending on the activity in
which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and
vessel leases, involve several additional services and
components, including personnel cost, maintenance,
drilling related activities, and other items. For a
number of these contracts, the additional services
represent a not inconsiderable portion of the total
contract value. Non-lease components within lease
contracts are accounted for separately for all underlying
classes of assets and reflected in the relevant expense
category or (if appropriate) capitalised as incurred,
depending on the activity involved.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is
carried out through joint arrangements or similar
arrangements, the application of IFRS 16 Leases
requires evaluations of whether the joint arrangement or
its operator is the lessee in each lease agreement and
consequently whether such contracts should be reflected
gross (100%) in the operator’s financial statements, or
according to each joint operation partner’s proportionate
share of the lease.
In many cases where an operator is the sole signatory to
a lease contract of an asset to be used in the activities of a specific joint operation, the operator does so implicitly
or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for Equinor as this includes
the Norwegian continental shelf (NCS), the concessions
granted by the authorities establish both a right and an
obligation for the operator to enter into necessary
agreements in the name of the joint operations (licences).
As is the customary norm in upstream activities operated
through joint arrangements, the operator will manage the
lease, pay the lessor, and subsequently re-bill the
partners for their share of the lease costs.
In each such instance, it is necessary to determine
whether the operator is the sole lessee in the external
lease arrangement, and if so, whether the billings to
partners may represent sub-leases, or whether it is in fact
the joint arrangement which is the lessee, with each
participant accounting for its proportionate share of the
lease. Where all partners in a licence are considered to
share the primary responsibility for lease payments under
a contract, Equinor’s proportionate share of the related
lease liability and RoU asset will be recognised net by
Equinor. When Equinor is considered to have the primary
responsibility for the full external lease payments, the
lease liability is recognised gross (100%).

Other commitments, contingent liabilities and contingent assets	Estimation uncertainty regarding levies
Equinor’s global business activities are subject
to different indirect taxes (levies) in various
jurisdictions around the world. In these
jurisdictions, governments can respond to global
or local development, including climate related
matters and public fiscal balances, by issuing
new laws or other regulations stipulating
changes in value added tax, tax on emissions,
customs duties or other levies which may affect
profitability and even the viability of Equinor’s
business in that jurisdiction. Equinor mitigates
this risk by using local legal representatives and
staying up to date with the legislation in the
jurisdictions where activities are carried out.
Occasionally, legal disputes arise from
difference in interpretations. Equinor’s legal
department, together with local legal
representatives, estimate the outcome from
such legal disputes based on first-hand
knowledge. Such estimates may differ from the
actual results.

Financial assets	Financial assets
Financial assets are initially recognised at fair value
when Equinor becomes a party to the contractual
provisions of the asset. Financial assets are
presented as current if they contractually will expire
or otherwise are expected to be recovered within 12
months after the balance sheet date, or if they are
held for trading purposes.
Short-term highly liquid investments with original
maturity of more than 3 months are classified as
current financial investments, primarily accounted for
at amortised cost.
Trade receivables are carried at the original invoice
amount less a provision for doubtful receivables
which represent expected losses computed on a
probability-weighted basis.
A portion of Equinor's financial investments is
managed together as an investment portfolio of
Equinor's captive insurance company and is held in
order to comply with specific regulations for capital
retention. The investment portfolio is managed and
evaluated on a fair value basis in accordance with an
investment strategy and is accounted for at fair value
through profit or loss. Financial assets and financial
liabilities are shown separately in the Consolidated
balance sheet, unless Equinor has both a legal right
and intention to net settle certain balances payable
to and receivable from the same counterparty.
Gains and losses arising on the sale, settlement or
cancellation of financial assets are recognised
within Net financial items.
Financial liabilities	Financial liabilities
Financial liabilities are initially recognised at fair
value when Equinor becomes a party to the
contractual provisions of the liability. Subsequent
measurements depend on classification either at
fair value through profit or loss, or at amortised cost
using the effective interest method. The latter
applies to Equinor's non- current bank loans and
bonds.
Financial liabilities are presented as current if they
are expected to be settled within Equinor’s normal
operating cycle, due to be settled within 12 months
after the balance sheet date, if Equinor does not
have the right to defer settlement more than 12
months after the balance sheet date, or if the
liabilities are held for trading purposes.
Gains and losses arising from the repurchase,
settlement or cancellation of liabilities are
recognised within Net financial items.

Derivative financial instruments	Derivative financial instruments
Equinor uses derivative financial instruments to
manage certain exposures to fluctuations in
foreign currency exchange rates, interest rates and
commodity prices. These instruments are initially
recognised at fair value on the contract date and
subsequently remeasured at fair value through
profit and loss. The impact of commodity- based
derivatives is recognised in the Consolidated
statement of income as part of Revenues, as such
derivatives are related to sales contracts or
revenue-related risk management for all significant
purposes. The impact of other derivatives is
reflected under Net financial items.
Derivatives are carried as assets when the fair
value is positive and as liabilities when the fair
value is negative. Derivative assets or liabilities
expected to be settled, or with the legal right to be
settled more than 12 months after the balance
sheet date, are classified as non-current.
Derivative financial instruments held for trading
purposes are always classified as current.
Contracts to buy or sell a non-financial item that
can be settled net in cash or another financial
instrument are accounted for as financial
instruments. However, unless Equinor has a
practice of net settlement for similar contracts in
the portfolio, contracts that are entered into and
continue to be held for the purpose of the receipt
or delivery of a non-financial item in accordance
with Equinor's expected purchase, sale or usage
requirements, also referred to as own-use, are not
accounted for as financial instruments. Such sales
and purchases of physical commodity volumes
and power are reflected in the Consolidated
statement of income as Revenue from contracts
with customers and Purchases [net of inventory
variation], respectively. This is applicable to a
significant number of contracts for the purchase or
sale of crude oil and natural gas, as well as for
some contracts for the purchase or sale of power.
For contracts to sell a non-financial item that can
be settled net in cash, but are ultimately physically
settled without qualifying as own use prior to
settlement, the changes in fair value are included
in Gain/loss on commodity derivatives (see note 7
Total revenues and other income) .
When these derivatives are physically settled, the
previously recognised unrealised gain/loss is
deducted on the physically settled commodity
derivatives. Both these elements are included as
part of Revenues. The physical deliveries made
through such contracts are included in Revenue
from contracts with customers at contract price.
Derivatives embedded in host contracts which are
not financial assets within the scope of IFRS 9 are
recognised as separate derivatives and are
measured at fair value with subsequent changes
through profit and loss. This occurs, when their
risks and economic characteristics are not closely
related to those of the host contracts, and the host
contracts are not carried at fair value. Where there
is an active market for a commodity or other non-
financial item referenced in a purchase or sale
contract, a pricing formula based on this active
market will, for instance, be considered to be
closely related to the host purchase or sales
contract. However a price formula with indexation
to other markets or products will result in the
recognition of a separate derivative. In Equinor,
this mainly relates to certain natural gas sales
contracts where the pricing formula references
power. Where there is no active market for the
commodity or other non-financial item in question,
Equinor assesses the characteristics of such a
price related embedded derivative to be closely
related to the host contract if the price formula is
based on relevant indexations commonly used by
other market participants.